Related Party Transactions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On April 22, 2021, the Sponsor paid, $25,000, or approximately $0.009 per share, to cover certain offering costs and expenses in consideration for 2,875,000 Class B ordinary shares, par value $0.0001. Up to 375,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. The underwriters fully exercised their over-allotment option at the IPO resulting in no Founder Shares subject to forfeiture.

The Sponsor, directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares (or Class A ordinary shares issuable upon conversion thereof) until the earlier of (A) six months after the date of the Company’s initial Business Combination or (B) subsequent to the Company’s initial Business Combination, (x) if the reported last sale price of the Company’s Class A ordinary shares equals or exceeds US $12.00 per share (as adjusted for share subdivisions, share dividends, right issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

In September 2021, the Company received expressions of interest from anchor investors to purchase Units in the IPO. Subject to each anchor investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO the Sponsor sold 75,000 founder shares to each anchor investor (750,000 founder shares in the aggregate) at their original purchase price of approximately $0.009 per share. The Company accounted for the fair value in excess of consideration paid with respect to the number of Founder Shares sold to the anchor investors as an offering cost reflected as an increase to additional paid in capital offset by a reduction of the offering proceeds upon completion of the IPO. The fair value of each Founder Share was determined to be $6.75 per share or approximately $5,062,500 (see note 6). Valuation of the Founder Shares was determined using an internal valuation model driven primarily by the initial issuance price of our Class A ordinary shares, an assumed value of $1.00 for the warrants included in the Units, and a 75% probability of successfully completing an initial Business Combination.

On October 18, 2021, the Sponsor transferred 2,070,000 Class B ordinary shares held by it to its Sponsor’s Shareholders, which include all of the Company’s directors and executive officers or companies controlled by them.

Share Based Compensation

In April and May 2021, the Company’s sponsor transferred interests in a total of 55,000 Founder Shares to directors.

The Company has determined the valuation of the Class B ordinary shares as of the Grant Dates. The valuation resulted in a fair value of approximately $1.45 per share as of the Grant Dates, or an aggregate of $79,821 for the 55,000 shares. As vesting of Founder Shares to directors is contingent upon the closing of an initial Business Combination, a performance condition is not probable of occurring at September 30, 2022 and December 31, 2021. Upon consummation of an initial Business Combination the Company will recognize $79,821 in compensation expense.

Due from related party

Since April 16, 2021 (inception), related parties have paid for certain offering costs and expenses on behalf of the Company. For the three months ended March 31, 2022, no payment was made. At December 31, 2021 an excess of $50,000 was repaid to those related parties and was due back to the Company. As of March 31, 2022, the unpaid balance is $90,000. On April 26, 2022, the Company was repaid all amounts due to the Company from the related parties.

Promissory Note — Related Party

On May 6, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and due at the earlier of October 31, 2021, or the closing of the IPO. On September 30, 2022, and December 31, 2021, no amount was outstanding on the promissory note. The promissory note has expired, and no borrowings are permitted on this note.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of September 30, 2022, and December 31, 2021, the Company had no borrowings under the Working Capital Loans.

Office Space, Secretarial and Administrative Services

Commencing on the date that the Company’s securities are first listed on the NASDAQ through the earlier of consummation of the initial Business Combination and the liquidation, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. For the three and nine months ended September 30, 2022, the expense for office space, secretarial and administrative services was $30,000 and $90,000, respectively. On September 30, 2022, and December 31, 2021, the unpaid balance was $0 and $26,129, respectively, and reported on the balance sheet as due to related party.

Note 5 — Related Party Transactions

Founder Shares

On April 22, 2021, the Sponsor paid, $25,000, or approximately $0.009 per share, to cover certain offering costs and expenses in consideration for 2,875,000 Class B ordinary shares, par value $0.0001. Up to 375,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. The underwriters fully exercised their over-allotment option at the IPO resulting in no Founder Shares subject to forfeiture.

The Sponsor, directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares until earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

In September 2021, the Company received expressions of interest from anchor investors to purchase Units in the IPO. Subject to each anchor investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO the Sponsor sold 75,000 founder shares to each anchor investor (750,000 founder shares in the aggregate) at their original purchase price of approximately $0.009 per share. The Company accounted for the fair value in excess of consideration paid with respect to the number of Founder Shares sold to the anchor investors as an offering cost reflected as an increase to additional paid in capital offset by a reduction of the offering proceeds upon completion of the IPO. The fair value of each Founder Share was determined to be $6.75 per share or approximately $5,062,500 (see note 6). Valuation of the Founder Shares was determined using an internal valuation model driven primarily by the initial issuance price of our Class A ordinary shares, an assumed value of $1.00 for the warrants included in the Units, and a 75% probability of successfully completing an initial Business Combination.

Share Based Compensation

In April and May 2021 the Company’s sponsor transferred interest in a total of 55,000 Founder Shares to directors.

The Company has determined the valuation of the Class B ordinary shares as of the Grant Dates. The valuation resulted in a fair value of approximately $1.45 per share as of the Grant Dates, or an aggregate of $79,821 for the 55,000 shares. As vesting of Founder Shares to directors is contingent upon an initial Business Combination, a performance condition is not probable of occurring at December 31, 2021. Upon consummation of an initial Business Combination the Company will recognize $79,821 in compensation expense.

Due from related party

Since April 16, 2021 (inception), related parties have paid for certain offering costs and expenses on behalf of the Company. At December 31, 2021 an excess of $50,000 was repaid to those related parties and was due back to the Company. On April 26, 2022, the Company was repaid all amount due the Company from the related parties.

Promissory Note—Related Party

On May 6, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and due at the earlier of October 31, 2021 or the closing of the IPO. At December 31, 2021, no amount was outstanding on the promissory note. The promissory note has expired and no borrowings are permitted on this note.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021, the Company had no borrowings under the Working Capital Loans.

Office Space, Secretarial and Administrative Services

Commencing on the date that the Company’s securities are first listed on the NASDAQ through the earlier of consummation of the initial Business Combination and the liquidation, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. As of December 31, 2021, the expense for office space, secretarial and administrative services was $26,129. At December 31, 2021, these amounts were unpaid and reported on the balance sheet as due to related party.